Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001815365
Registrant Name	DoubleU Games Co., Ltd.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES